ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - USD ($)	1 Months Ended
	Oct. 31, 2020	Aug. 29, 2020	Mar. 19, 2021	Feb. 17, 2021	Feb. 01, 2021	Jan. 19, 2021	Jul. 15, 2020
Common stock issued			500,000	4,000,000	4,000,000	1,470,799
SHGR [Member]
Business Combination, Consideration Transferred		$ 6,000,000
Tritanium Labs USA, Inc. [Member]
Business Combination, Consideration Transferred	$ 6,000,000
Business acquired payments term, description	(i) an initial payment of $250,000) and (ii) such number of shares of the Parent’s common stock, par value $.0001per share (“Parent Stock”), as shall be equal to (x)$5,750,000 divided by (y) (1) [$.12] (the “Share Consideration”). 75% of the number of shares constituting the Share Consideration is required to be delivered to the Seller as part of the Closing Consideration and 25% of such shares designated as Holdback Shares will be held back by Buyer to secure Seller’s indemnity obligations and will be released to Seller upon the expiration of 1 year from the Closing Date
Utility Management Corp [Member]
Common stock value							$ 1,300,000
Common stock issued							18,571,428